FINANCIAL INSTRUMENTS AND RELATED RISK MANAGEMENT - Disclosure of Detailed Information About Capital Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Equity	$ 3,172,966	$ 1,351,071	$ 1,358,120
Debt facilities	292,216	209,482	219,812
Lease liabilities	16,523	27,535	36,702
Less: cash and cash equivalents	(793,435)	(202,180)	$ (125,581)
Capital	$ 2,688,270	$ 1,385,908